Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Redeemable Convertible Preferred Shares
Schedule of movements in redeemable convertible preferred shares

	Series A-2	Series B	Series C
	Preferred	Preferred	Preferred
	Shares	Shares	Shares	Total
Balance as of January 1, 2017	88,300	384,068	1,805,678	2,278,046

Redemption value accretion	7,250	31,532	189,686	228,468
Foreign currency translation adjustment	(5,736)	(24,949)	(118,750)	(149,435)

Balance as of December 31, 2017	89,814	390,651	1,876,614	2,357,079

Redemption value accretion	7,735	33,646	206,805	248,186
Foreign currency translation adjustment	5,194	22,592	110,093	137,879

Balance as of December 31, 2018	102,743	446,889	2,193,512	2,743,144

Redemption value accretion	3,041	15,642	97,625	116,308
Foreign currency translation adjustment	2,747	11,870	59,017	73,634
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(108,531)	(474,401)	(2,350,154)	(2,933,086)
Balance as of December 31, 2019	—	—	—	—